Pioneer Diversified
High Income Trust

Schedule of Investments | July 31, 2020

Ticker Symbol: HNW

Shares		Value
	UNAFFILIATED ISSUERS - 140.8%
	COMMON STOCKS - 0.1% of Net Assets
	Household Durables - 0.0%†
89,094(a)	Desarrolladora Homex SAB de CV	$201
	Total Household Durables	$201
	Oil, Gas & Consumable Fuels - 0.0%†
6	Amplify Energy Corp.	$7
17,883+^(a)	PetroQuest Energy, Inc.	9,836
	Total Oil, Gas & Consumable Fuels	$9,843
	Specialty Retail - 0.1%
42,088+^(a)	Targus Cayman SubCo., Ltd.	$55,556
	Total Specialty Retail	$55,556
	TOTAL COMMON STOCKS
	(Cost $155,028)	$65,600
	PREFERRED STOCKS - 1.3% of Net Assets
	Banks - 0.8%
40,675(b)	GMAC Capital Trust I, 6.177% (3 Month USD LIBOR + 579 bps), 2/15/40	$979,047
	Total Banks	$979,047
	Diversified Financial Services - 0.4%
500(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$510,000
	Total Diversified Financial Services	$510,000
	Internet - 0.1%
59,182(a)	MYT Holding Co., 10.0%, 6/7/29 (144A)	$52,376
	Total Internet	$52,376
	TOTAL PREFERRED STOCKS
	(Cost $1,542,041)	$1,541,423
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 2.1% of Net Assets
	1,000,000(d)	AIG CLO, Ltd., Series 2019-2A, Class E, 7.495% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)	$880,572
	250,000(d)	Apidos CLO XXXIII, Series 2020-33A, Class D, 4.593% (3 Month USD LIBOR + 432 bps), 7/24/31 (144A)	250,792
	250,000(d)	Ballyrock CLO, Ltd., Series 2020-1A, Class C, 4.788% (3 Month USD LIBOR + 450 bps), 7/20/30 (144A)	250,341
	500,000(d)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.972% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	406,266
	500,000(d)	Neuberger Berman Loan Advisers CLO 37, Ltd., Series 2020-37A, Class E, 7.219% (3 Month USD LIBOR + 705 bps), 7/20/31 (144A)	487,879
	250,000(d)	OCP CLO, Ltd., Series 2020-19A, Class D, 4.79% (3 Month USD LIBOR + 447 bps), 7/20/31 (144A)	250,660
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,718,446)	$2,526,510
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5% of Net Assets
	330,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.422% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	$337,205
	250,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.422% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	234,908
	26,118	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	15,600
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $605,245)	$587,713
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3% of Net Assets
	1,000,000	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.534%, 7/15/53 (144A)	$893,514
	250,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	200,311
	972,035(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	814,068
	1,000,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.073% (1 Month USD LIBOR + 690 bps), 8/25/29	627,500
	749,824(d)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.402% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	686,153
	750,000(d)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.175% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	602,490
	500,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.167%, 4/15/46	325,320
	20,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.735%, 1/15/49	19,927
	723,994	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)	684,313
	232,291(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	234,893
	750,000(d)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.175% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	583,989
	750,000(d)	Multifamily Connecticut Avenue Securities Trust, Series 2020-1, Class M10, 3.922% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	681,364
	900,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	709,275
	497,171(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	351,875
	1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	410,486
	1,660,500(b)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.607%, 11/15/48 (144A)	943,732
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $10,844,533)	$8,769,210
	Principal Amount USD ($)		Value
		CONVERTIBLE CORPORATE BONDS - 2.4% of Net Assets
		Airlines - 0.3%
	313,000	Southwest Airlines Co., 1.25%, 5/1/25	$362,815
		Total Airlines	$362,815
		Chemicals - 1.6%
	1,900,000(e)	Hercules LLC, 6.5%, 6/30/29	$1,907,125
		Total Chemicals	$1,907,125
		Internet - 0.3%
	360,000	Zendesk, Inc., 0.625%, 6/15/25 (144A)	$405,686
		Total Internet	$405,686
		Leisure Time - 0.2%
	230,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)	$218,121
		Total Leisure Time	$218,121
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $2,254,892)	$2,893,747
		CORPORATE BONDS - 93.5% of Net Assets
		Advertising - 1.7%
	200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$204,500
	160,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	167,600
	1,768,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	1,675,180
		Total Advertising	$2,047,280
		Aerospace & Defense - 0.9%
	908,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$733,210
	280,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	317,985
		Total Aerospace & Defense	$1,051,195
		Agriculture - 0.7%
	815,000	Kernel Holding SA, 6.5%, 10/17/24 (144A)	$807,258
		Total Agriculture	$807,258
		Airlines - 1.8%
	480,000	Aerovias de Mexico SA de CV, 7.0%, 2/5/25 (144A)	$106,800
	700,000	Delta Air Lines, Inc., 3.75%, 10/28/29	570,756
	155,000	Delta Air Lines, Inc., 7.375%, 1/15/26	153,655
	645,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	667,575
EUR	700,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	562,883
		Total Airlines	$2,061,669
		Auto Manufacturers - 1.3%
	930,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$981,150
	550,000	Navistar International Corp., 9.5%, 5/1/25 (144A)	627,688
		Total Auto Manufacturers	$1,608,838
		Auto Parts & Equipment - 1.1%
	785,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	$771,262
	555,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	626,107
		Total Auto Parts & Equipment	$1,397,369
		Banks - 6.1%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$208,040
	300,000(b)	Banco de Galicia y Buenos Aires SAU, 8.25% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	277,800
	685,000(b)(c)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	692,055
	650,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	662,187
	1,453,000(b)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	1,505,671
	397,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	391,045
	1,165,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,162,088
	350,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	365,067
	225,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	231,188
	250,000(b)(c)	Natwest Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	281,875
	400,000(b)(c)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	417,916
IDR	812,959,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	5,568
	200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	212,760
	460,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	470,065
	344,000(b)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	316,136
		Total Banks	$7,199,461
		Building Materials - 1.4%
	305,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$335,500
	1,001,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	1,065,304
	65,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	66,463
	70,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	72,625
		Total Building Materials	$1,539,892
		Chemicals - 2.3%
	55,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	$57,337
	55,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	58,713
	200,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	196,000
	300,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	404,686
	280,000	Olin Corp., 9.5%, 6/1/25 (144A)	319,200
	336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	330,120
	600,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	640,452
	Principal Amount USD ($)		Value
		Chemicals - (continued)
	765,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	$766,913
		Total Chemicals	$2,773,421
		Coal - 0.4%
	497,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$457,240
		Total Coal	$457,240
		Commercial Services - 5.6%
	245,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$262,150
	585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	650,239
	450,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	448,650
	1,501,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	1,636,090
	150,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	158,625
	1,835,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,912,988
MXN	4,230,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	204,411
	890,000	Sotheby’s, 7.375%, 10/15/27 (144A)	898,900
	411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	455,096
		Total Commercial Services	$6,627,149
		Computers - 0.3%
	130,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$135,038
	80,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	84,624
	75,000	NCR Corp., 8.125%, 4/15/25 (144A)	83,228
		Total Computers	$302,890
		Diversified Financial Services - 4.8%
	1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$669,375
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	573,000
	880,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	618,816
	1,000,000(f)	Global Aircraft Leasing Co., Ltd., 6.5% (6.50% PIK 7.25% cash), 9/15/24 (144A)	622,500
	500,000	Mongolian Mortgage Corp. Hfc LLC, 9.75%, 1/29/22 (144A)	445,546
	455,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	464,100
	499,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	518,855
	75,000	OneMain Finance Corp., 6.625%, 1/15/28	85,946
	215,000	OneMain Finance Corp., 8.875%, 6/1/25	242,413
	615,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	571,950
	1,174,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	889,305
		Total Diversified Financial Services	$5,701,806
		Electric - 2.2%
	400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$449,004
	460,000(b)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	533,600
	420,000	NRG Energy, Inc., 6.625%, 1/15/27	447,300
	320,000	NRG Energy, Inc., 7.25%, 5/15/26	345,123
	172,120	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	174,272
	710,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	741,950
	7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	7,511
		Total Electric	$2,698,760
		Electrical Components & Equipment - 0.5%
	350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$384,087
	245,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	267,663
		Total Electrical Components & Equipment	$651,750
		Engineering & Construction - 1.3%
	200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$175,500
	1,190,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	1,260,508
	316,412(g)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	102,834
		Total Engineering & Construction	$1,538,842
		Entertainment - 3.4%
	250,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	$225,405
	200,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	185,000
	510,000	Colt Merger Sub, Inc., 8.125%, 7/1/27 (144A)	519,562
	755,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	745,721
	305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	324,825
	295,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	271,400
	295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	269,925
	1,574,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	1,576,503
		Total Entertainment	$4,118,341
		Environmental Control - 1.2%
	506,000	Covanta Holding Corp., 6.0%, 1/1/27	$523,710
	330,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	369,699
	731,000	Tervita Corp., 7.625%, 12/1/21 (144A)	577,490
		Total Environmental Control	$1,470,899
		Food - 1.6%
	660,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$646,800
	580,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	608,136
	652,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)	689,490
		Total Food	$1,944,426
		Forest Products & Paper - 1.3%
	390,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$394,391
	825,000	Mercer International, Inc., 7.375%, 1/15/25	831,188
	Principal Amount USD ($)		Value
		Forest Products & Paper - (continued)
	379,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$402,358
		Total Forest Products & Paper	$1,627,937
		Healthcare-Services - 3.1%
	280,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	$301,700
	357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	396,341
	125,000	Select Medical Corp., 6.25%, 8/15/26 (144A)	134,688
	1,066,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	1,130,280
	1,165,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	1,240,725
	600,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	609,000
		Total Healthcare-Services	$3,812,734
		Holding Companies-Diversified - 0.4%
	520,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$468,000
		Total Holding Companies-Diversified	$468,000
		Home Builders - 2.1%
	885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$951,587
	710,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	644,325
	350,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.375%, 5/15/25 (144A)	355,250
	211,000	KB Home, 6.875%, 6/15/27	238,430
	340,000	KB Home, 7.625%, 5/15/23	374,000
		Total Home Builders	$2,563,592
		Home Furnishings - 0.8%
EUR	930,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,009,344
		Total Home Furnishings	$1,009,344
		Housewares - 0.1%
	120,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$128,400
		Total Housewares	$128,400
		Insurance - 6.5%
	4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$7,808,866
		Total Insurance	$7,808,866
		Internet - 1.6%
EUR	1,580,000	eDreams ODIGEO SA, 5.5%, 9/1/23 (144A)	$1,513,050
	215,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	234,976
	110,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)	119,088
		Total Internet	$1,867,114
		Iron/Steel - 2.7%
	445,000	Big River Steel LLC/BRS Finance Corp., 7.25%, 9/1/25 (144A)	$449,174
	870,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	874,350
	105,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	114,712
	718,000	Metinvest BV, 7.75%, 4/23/23 (144A)	706,038
	1,345,000	Metinvest BV, 7.75%, 10/17/29 (144A)	1,240,090
		Total Iron/Steel	$3,384,364
		Leisure Time - 0.6%
	135,000	Carnival Corp., 10.5%, 2/1/26 (144A)	$139,725
	125,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	127,813
	298,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	328,388
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	161,088
		Total Leisure Time	$757,014
		Lodging - 1.3%
	410,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$451,976
	375,000	Hyatt Hotels Corp., 5.375%, 4/23/25	402,927
	180,000	Hyatt Hotels Corp., 5.75%, 4/23/30	204,969
	150,000	Marriott International, Inc., 5.75%, 5/1/25	166,624
	340,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)	352,607
		Total Lodging	$1,579,103
		Machinery-Diversified - 0.6%
	500,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$489,375
	200,000	Vertical Holdco GmbH, 7.625%, 7/15/28 (144A)	212,500
		Total Machinery-Diversified	$701,875
		Media - 2.5%
	263,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	$236,700
	234,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (144A)	180,196
	1,735,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	949,912
	441,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	456,267
EUR	420,000	Virgin Media Finance Plc, 3.75%, 7/15/30 (144A)	484,411
GBP	420,000	Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28 (144A)	560,409
		Total Media	$2,867,895
		Mining - 2.9%
	500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$501,350
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	426,891
	200,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	202,500
	589,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	596,363
	535,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	582,749
	170,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	175,321
	615,000	Novelis Corp., 5.875%, 9/30/26 (144A)	656,150
	Principal Amount USD ($)		Value
		Mining - (continued)
	375,000	Vedanta Resources, Ltd., 6.375%, 7/30/22 (144A)	$268,125
		Total Mining	$3,409,449
		Miscellaneous Manufacturers - 0.2%
	199,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$204,970
		Total Miscellaneous Manufacturers	$204,970
		Multi-National - 0.3%
IDR	4,840,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$340,358
		Total Multi-National	$340,358
		Oil & Gas - 7.7%
	1,126,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$582,705
	655,000	Cenovus Energy, Inc., 5.375%, 7/15/25	655,112
	660,000	Cenovus Energy, Inc., 6.75%, 11/15/39	688,623
	155,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)	162,848
	1,520,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	1,464,809
	350,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	343,875
	825,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	734,250
	603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	527,625
	915,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	733,556
	375,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	419,055
	177,559(f)	PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/24	161,332
	707,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	712,331
	815,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	309,700
	860,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	421,400
	659,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	322,910
	364,000	Whiting Petroleum Corp., 5.75%, 3/15/21	61,880
	100,000	Whiting Petroleum Corp., 6.625%, 1/15/26	17,250
	995,000	YPF SA, 6.95%, 7/21/27 (144A)	743,762
ARS	7,750,000	YPF SA, 16.5%, 5/9/22 (144A)	69,661
		Total Oil & Gas	$9,132,684
		Oil & Gas Services - 0.7%
	521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$533,223
	731,000	FTS International, Inc., 6.25%, 5/1/22	206,507
	255,000	SESI LLC, 7.75%, 9/15/24	93,075
		Total Oil & Gas Services	$832,805
		Packaging & Containers - 1.3%
EUR	620,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 2.125%, 8/15/26 (144A)	$712,561
	730,000	Greif, Inc., 6.5%, 3/1/27 (144A)	775,625
		Total Packaging & Containers	$1,488,186
		Pharmaceuticals - 2.8%
EUR	450,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	$528,350
EUR	345,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	405,068
	27,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	27,000
	430,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	449,341
	547,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	594,862
	369,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	281,362
	274,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	294,892
	381,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	405,243
	493,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	478,111
		Total Pharmaceuticals	$3,464,229
		Pipelines - 5.6%
	900,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$837,000
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44	201,184
	555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	504,356
	450,000(d)	Energy Transfer Operating LP, 3.269% (3 Month USD LIBOR + 302 bps), 11/1/66	225,000
	915,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	760,594
	420,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	336,504
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	63,720
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	190,920
	480,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	472,896
	197,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	190,597
	585,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)	606,815
	935,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	904,612
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,424,425
		Total Pipelines	$6,718,623
		REITs - 1.5%
	386,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$406,265
	1,404,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	1,411,020
		Total REITs	$1,817,285
		Retail - 1.4%
	575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$537,625
	95,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)	94,762
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	342,787
	220,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	239,760
	389,000	Staples, Inc., 7.5%, 4/15/26 (144A)	341,270
		Total Retail	$1,556,204
	Principal Amount USD ($)		Value
		Software - 0.4%
	130,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26 (144A)	$134,751
	395,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	412,775
		Total Software	$547,526
		Sovereign - 0.1%
	207,437(h)	Ecuador Social Bond SAr.l, 1/30/35 (144A)	$128,611
		Total Sovereign	$128,611
		Telecommunications - 5.3%
	695,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$694,159
	607,000	Altice France Holding SA, 10.5%, 5/15/27 (144A)	694,256
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	223,260
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	310,404
	325,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	342,943
	280,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	286,076
	96,866	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24 (144A)	97,471
	49,063(f)	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 13.0% (7.0% PIK 6.0% cash), 12/31/25 (144A)	44,157
	750,000	Digicel, Ltd., 6.75%, 3/1/23	510,000
	1,345,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	1,372,734
	200,000	Mobile Telesystems OJSC Via MTS International Funding DAC, 5.0%, 5/30/23 (144A)	213,734
	340,000	Sprint Corp., 7.125%, 6/15/24	396,627
	850,000	Sprint Corp., 7.625%, 3/1/26	1,062,483
		Total Telecommunications	$6,248,304
		Transportation - 0.8%
	575,000	Watco Cos LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	$613,813
	345,000	XPO Logistics, Inc., 6.25%, 5/1/25 (144A)	373,031
		Total Transportation	$986,844
		Trucking & Leasing - 0.3%
	325,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$335,562
		Total Trucking & Leasing	$335,562
		TOTAL CORPORATE BONDS
		(Cost $109,920,517)	$111,786,364
		FOREIGN GOVERNMENT BONDS - 3.4% of Net Assets
		Angola - 0.3%
	448,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$378,560
		Total Angola	$378,560
		Argentina - 0.3%
	82,480	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$72,752
	670,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	321,600
		Total Argentina	$394,352
		Bahrain - 0.7%
	490,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$494,900
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	335,384
		Total Bahrain	$830,284
		Ghana - 0.6%
	320,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$283,328
	500,000	Ghana Government International Bond, 8.627%, 6/16/49	442,500
		Total Ghana	$725,828
		Mexico - 0.8%
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42	$48,634
MXN	18,385,500	Mexican Bonos, 8.0%, 12/7/23	910,941
		Total Mexico	$959,575
		Ukraine - 0.7%
	750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$806,925
		Total Ukraine	$806,925
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $4,615,668)	$4,095,524
		INSURANCE-LINKED SECURITIES - 17.5% of Net Assets(i)
		Event Linked Bonds- 3.9%
		Earthquakes - Japan - 0.4%
	500,000(d)	Kizuna Re II, 2.586% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	$493,700
		Multiperil - Europe - 0.5%
EUR	500,000(d)	Lion II Re, 3.57% (3 Month EURIBOR + 357 bps), 7/15/21 (144A)	$585,547
		Multiperil - U.S. - 1.0%
	375,000(d)	Caelus Re V, 0.586% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$33
	400,000(d)	Caelus Re V, 0.586% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	40
	250,000(d)	Caelus Re V, 7.24% (3 Month U.S. Treasury Bill + 724 bps), 6/7/21 (144A)	230,525
	250,000(d)	Kilimanjaro Re, 5.044% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	248,250
	250,000(d)	Residential Reinsurance 2016, 5.686% (3 Month U.S. Treasury Bill + 560 bps), 12/6/20 (144A)	246,300
	250,000(d)	Residential Reinsurance 2018 Re, 11.876% (3 Month U.S. Treasury Bill + 1,179 bps), 12/6/22 (144A)	243,350
	250,000(d)	Residential Reinsurance 2019, 12.456% (3 Month U.S. Treasury Bill + 1,237 bps), 12/6/23 (144A)	244,925
			$1,213,423
	Principal Amount USD ($)		Value
		Multiperil - U.S. & Canada - 0.6%
	250,000(d)	Hypatia, 9.836% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	$251,775
	500,000(d)	Mona Lisa Re, 8.086% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	497,050
			$748,825
		Multiperil - Worldwide - 0.4%
	250,000(d)	Galilei Re, 8.674% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	$244,325
	250,000(d)	Galilei Re, 13.884% (6 Month USD LIBOR + 1,384 bps), 1/8/21 (144A)	241,725
			$486,050
		Pandemic - U.S. - 0.2%
	250,000(d)	Vitality Re XI, 1.886% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$210,000
		Wildfire - California - 0.0%†
	250,000(d)	Cal Phoenix Re, 0.734% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$625
		Windstorm - Texas - 0.2%
	250,000(d)	Alamo Re II, 5.836% (1 Month U.S. Treasury Bill + 575 bps), 6/8/23 (144A)	$251,325
		Windstorm - U.S. Multistate - 0.0%†
	750,000+(d)	Citrus Re, 0.186% (3 Month U.S. Treasury Bill + 10 bps), 2/25/21 (144A)	$36,456
		Windstorm - U.S. Regional - 0.6%
	250,000(h)	Matterhorn Re, 12/7/21 (144A)	$217,550
	250,000(d)	Matterhorn Re, 6.336% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	247,825
	250,000(d)	Matterhorn Re, 7.5% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	245,375
			$710,750
		Total Event Linked Bonds	$4,736,701
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 3.7%
		Multiperil - Massachusetts - 0.2%
	250,000+(a)(j)	Denning Re 2019, 7/31/20	$256,803
		Multiperil - U.S. - 0.6%
	250,000+(a)(j)	Ballybunion Re, 2/28/21	$253,831
	250,000+(a)(j)	Dingle Re 2019, 2/1/21	255,131
	250,000+(a)(j)	Port Royal Re 2019, 5/31/21	248,665
			$757,627
		Multiperil - U.S. & Canada - 0.2%
	250,000+(a)(j)	Leven Re 2020, 1/31/21	$248,265
		Multiperil - U.S. Regional - 0.3%
	350,000+(a)(j)	Ailsa Re 2019, 6/30/21	$372,734
		Multiperil - Worldwide - 1.6%
	650,000+(a)(j)	Cypress Re 2017, 1/10/21	$11,830
	462,683+(a)(j)	Dartmouth Re 2018, 1/15/21	109,749
	115,581+(a)(j)	Dartmouth Re 2019, 1/31/21	26,179
	100,000+(a)(j)	Dartmouth Re 2020, 2/28/21	91,041
	389,876+(a)(j)	Gloucester Re 2018, 2/28/21	68,618
	27,000+(a)(j)	Limestone Re 2019-2, 3/1/23 (144A)	47,088
	250,000+(j)	Merion Re 2020-1, 12/31/23	222,007
	250,000+(a)(j)	Old Head Re 2020, 12/31/20	227,114
	333,342+(a)(j)	Oyster Bay Re 2018, 1/15/21	302,541
	700,000+(a)(j)	Resilience Re, 5/1/21	70
	567,400+(a)(j)	Seminole Re 2018, 1/15/21	64,132
	250,000+(a)(j)	Walton Health Re 2019, 6/30/21	250,607
	250,000+(a)(j)	Wentworth Re 2019-2, 8/31/20	252,693
	250,000+(a)(j)	Wentworth Re 2020-1, 12/31/23	233,702
			$1,907,371
		Windstorm - Florida - 0.4%
	750,000+(a)(j)	Portrush Re 2017, 6/15/21	$478,575
		Windstorm - U.S. Regional - 0.4%
	250,000+(j)	Liphook Re 2020, 6/30/24	$231,675
	250,000+(a)(j)	Oakmont Re 2019, 4/30/21	173,078
			$404,753
		Total Collateralized Reinsurance	$4,426,128
		Industry Loss Warranties - 0.4%
		Multiperil - U.S. - 0.2%
	250,000+(a)(j)	Scotscraig Re 2020, 1/31/21	$241,465
		Windstorm - U.S. - 0.2%
	250,000+(j)	Thaxted Park Re 2020, 12/10/21	$243,487
		Total Industry Loss Warranties	$484,952
		Reinsurance Sidecars - 9.5%
		Multiperil - U.S. - 0.7%
	1,000,000+(a)(j)	Carnoustie Re 2016, 11/30/20	$27,000
	1,000,000+(a)(j)	Carnoustie Re 2017, 12/31/17	131,800
	250,000+(j)	Carnoustie Re 2018, 12/31/21	2,800
	400,000+(a)(j)	Castle Stuart Re 2018, 12/1/21	101,779
	1,000,000+(a)(k)	Harambee Re 2018, 12/31/21	36,000
	1,000,000+(k)	Harambee Re 2019, 12/31/22	20,800
	Face Amount USD ($)		Value
		Multiperil - U.S. - (continued)
	500,000+(a)(k)	Harambee Re 2020, 12/31/23	$507,650
			$827,829
		Multiperil - U.S. Regional - 0.0%†
	250,000+(a)(j)	EC0009 Re, 12/31/20	$37,500
		Multiperil - Worldwide - 8.8%
	3,037+(k)	Alturas Re 2019-2, 3/10/22	$27,430
	250,000+(a)(k)	Alturas Re 2019-3, 9/12/23	277,250
	500,000+(a)(k)	Alturas Re 2020-2, 12/20/19	527,200
	500,000+(a)(j)	Bantry Re 2018, 12/31/21	5,700
	492,000+(j)	Bantry Re 2019, 12/31/22	16,710
	470,033+(a)(j)	Bantry Re 2020, 12/31/23	494,902
	1,579,039+(a)(j)	Berwick Re 2018-1, 12/31/21	192,169
	1,128,124+(a)(j)	Berwick Re 2019-1, 12/31/22	1,217,487
	400,000+(k)	Blue Lotus Re 2018, 12/31/21	24,880
	250,000+(a)(j)	Carnoustie Re 2020, 12/31/23	267,553
	12,500+(j)	Eden Re II, 3/22/22 (144A)	8,138
	37,500+(j)	Eden Re II, 3/22/22 (144A)	23,520
	7,125+(a)(j)	Eden Re II, 3/22/23 (144A)	63,224
	700,000+(a)(j)	Eden Re II, 3/22/24 (144A)	742,280
	2,400,000+(a)(j)	Gleneagles Re 2016, 11/30/20	74,880
	1,500,000+(a)(j)	Gleneagles Re 2017, 12/31/17	156,396
	250,000+(a)(j)	Gleneagles Re 2018, 12/31/21	29,575
	221,708+(j)	Gleneagles Re 2019, 12/31/22	4,955
	243,580+(a)(j)	Gleneagles Re 2020, 12/31/23	252,371
	1,059,157+(a)(j)	Gullane Re 2018, 12/31/21	1,046,808
	1,000+(j)	Limestone Re 2018, 3/1/22	34,176
	250,000+(a)(j)	Lion Rock Re 2020, 1/31/21	273,850
	750,000+(a)(k)	Lorenz Re 2018, 7/1/21	32,775
	498,977+(a)(k)	Lorenz Re 2019, 6/30/22	394,890
	63,338+(a)(k)	Lorenz Re 2020, 6/30/23	63,338
	500,000+(a)(j)	Merion Re 2018-2, 12/31/21	544,700
	250,000+(a)(k)	NCM Re 2018, 12/31/21	13,950
	103,281+(k)	NCM Re 2019, 12/31/22	12,001
	3,000,000+(a)(j)	Pangaea Re 2015-1, 2/28/21	3,925
	2,000,000+(j)	Pangaea Re 2016-1, 11/30/20	4,440
	2,000,000+(a)(j)	Pangaea Re 2017-1, 11/30/21	200
	1,000,000+(a)(j)	Pangaea Re 2018-1, 12/31/21	58,800
	1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22	20,743
	819,247+(a)(j)	Pangaea Re 2019-1, 2/1/23	17,071
	735,313+(a)(j)	Pangaea Re 2019-3, 7/1/23	739,703
	810,646+(a)(j)	Pangaea Re 2020-1, 2/1/24	839,991
	200,000+(a)(j)	Sector Re V, 3/1/24 (144A)	94,211
	250,000+(a)((j)	Sector Re V, 12/1/24 (144A)	251,235
	1,000,000+(a)(j)	St. Andrews Re 2017-1, 2/1/21	67,800
	515,671+(a)(j)	Sussex Re 2020-1, 12/31/22	539,908
	500,000+(a)(k)	Thopas Re 2018, 12/31/21	–
	313,499+(a)(k)	Thopas Re 2019, 12/31/22	55,991
	300,000+(a)(k)	Thopas Re 2020, 12/31/23	318,300
	500,000+(a)(j)	Versutus Re 2018, 12/31/21	–
	441,274+(j)	Versutus Re 2019-A, 12/31/21	21,490
	58,727+(j)	Versutus Re 2019-B, 12/31/21	2,860
	500,000+(a)(k)	Viribus Re 2018, 12/31/21	20,250
	212,306+(k)	Viribus Re 2019, 12/31/22	8,344
	240,783+(a)(k)	Viribus Re 2020, 12/31/23	257,855
	507,289+(a)(j)	Woburn Re 2018, 12/31/21	52,273
	499,829+(a)(j)	Woburn Re 2019, 12/31/22	233,936
			$10,432,434
		Total Reinsurance Sidecars	$11,297,763
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $23,517,338)	$20,945,544
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 12.7% of Net Assets*(d)
		Aerospace & Defense - 0.7%
	496,250	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.42% (LIBOR + 425 bps), 6/19/26	$412,094
	485,000	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.25% (LIBOR + 525 bps), 4/29/24	474,087
		Total Aerospace & Defense	$886,181
		Automobile - 1.5%
	452,548	Commercial Vehicle Group, Inc. (CVG), Initial Term Loan, 11.5% (LIBOR + 1,050 bps), 4/12/23	$409,556
	278,351	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 3.5% (LIBOR + 275 bps), 11/8/23	263,638
	500,000	Drive Chassis Holdco LLC, Second Lien Term B Loan, 8.518% (LIBOR + 825 bps), 4/10/26	430,000
	373,596	Navistar, Inc., Tranche B Term Loan, 3.69% (LIBOR + 350 bps), 11/6/24	363,322
	335,000	Trico Group LLC, Term Loan B, 8.5% (LIBOR + 750 bps), 2/2/24	322,437
		Total Automobile	$1,788,953
	Principal Amount USD ($)		Value
		Building Materials - 0.3%
	388,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 4.172% (LIBOR + 400 bps), 5/1/24	$375,390
		Total Building Materials	$375,390
		Buildings & Real Estate - 0.3%
	400,066	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/29/23	$340,931
		Total Buildings & Real Estate	$340,931
		Chemicals, Plastics & Rubber - 0.2%
	194,511	Twist Beauty International Holdings SA, Facility B2, 4.0% (LIBOR + 300 bps), 4/22/24	$185,434
		Total Chemicals, Plastics & Rubber	$185,434
		Computers & Electronics - 1.1%
	244,375	Chloe OX Parent LLC, Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/23/24	$229,712
	176,459	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.411% (LIBOR + 425 bps), 6/26/25	151,755
	296,250	Natel Engineering Co., Inc., Initial Term Loan, 6.072% (LIBOR + 500 bps), 4/30/26	239,222
	678,415	Ultra Clean Holdings, Inc., Term B Loan, 4.661% (LIBOR + 450 bps), 8/27/25	675,023
		Total Computers & Electronics	$1,295,712
		Diversified & Conglomerate Manufacturing - 0.1%
	98,000	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	$92,733
		Total Diversified & Conglomerate Manufacturing	$92,733
		Diversified & Conglomerate Service - 1.6%
	240,691	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	$181,722
	558,113	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	443,700
	317,625	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	308,096
	369,093	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	294,659
	207,070	Trico Group LLC, First Lien Tranche B-2 Term Loan, 8.0% (LIBOR + 700 bps), 2/2/24	198,356
	502,165	West Corp., Incremental Term B-1 Loan, 4.5% (LIBOR + 350 bps), 10/10/24	439,185
		Total Diversified & Conglomerate Service	$1,865,718
		Electric & Electrical - 0.1%
	90,823	Rackspace Technology Global, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	$89,266
		Total Electric & Electrical	$89,266
		Healthcare & Pharmaceuticals - 1.0%
	340,375	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 3.661% (LIBOR + 350 bps), 9/26/24	$327,328
	325,425	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.911% (LIBOR + 375 bps), 11/13/25	309,561
	69,812	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.911% (LIBOR + 375 bps), 11/13/25	66,409
	468,825	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	468,649
		Total Healthcare & Pharmaceuticals	$1,171,947
		Healthcare, Education & Childcare - 1.1%
	714,916	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$625,254
	239,400	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	243,290
	496,250	U.S. Renal Care, Inc., Initial Term Loan, 5.188% (LIBOR + 500 bps), 6/26/26	486,635
		Total Healthcare, Education & Childcare	$1,355,179
		Insurance - 0.6%
	490,116	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	$435,897
	328,917	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	317,405
		Total Insurance	$753,302
		Leisure & Entertainment - 0.1%
	191,703	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25	$121,641
		Total Leisure & Entertainment	$121,641
		Machinery - 1.2%
	170,286	CTC AcquiCo GmbH, Facility B2, 3.113% (LIBOR + 275 bps), 3/7/25	$158,153
	497,500	MHI Holdings LLC, Initial Term Loan, 5.161% (LIBOR + 500 bps), 9/21/26	486,306
	163,634	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	149,725
	1,013,711	Shape Technologies Group, Inc., Initial Term Loan, 3.176% (LIBOR + 300 bps), 4/21/25	762,817
		Total Machinery	$1,557,001
		Media - 0.0%†
	985	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 2.425% (LIBOR + 225 bps), 7/17/25	$955
	620	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.425% (LIBOR + 225 bps), 1/15/26	602
		Total Media	$1,557
		Oil & Gas - 0.6%
	384,038	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.0% (LIBOR + 600 bps), 5/13/22	$91,209
	690,859	Traverse Midstream Partners LLC, Advance Term Loan, 5.0% (LIBOR + 400 bps), 9/27/24	608,992
		Total Oil & Gas	$700,201
		Personal, Food & Miscellaneous Services - 0.5%
	497,500	Option Care Health, Inc., Term B Loan, 4.661% (LIBOR + 450 bps), 8/6/26	$496,360
	140,694	Parfums Holding Co., Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 425 bps), 6/30/24	131,812
		Total Personal, Food & Miscellaneous Services	$628,172
	Principal Amount USD ($)		Value
		Retail - 0.3%
	340,375	Bass Pro Group LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/25/24	$339,657
		Total Retail	$339,657
		Securities & Trusts - 0.8%
	641,500	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$601,406
	322,004	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 4.773% (LIBOR + 450 bps), 10/19/26	319,187
		Total Securities & Trusts	$920,593
		Textile & Apparel - 0.4%
	495,000	Adient US LLC, Initial Term Loan, 4.49% (LIBOR + 425 bps), 5/6/24	$457,875
		Total Textile & Apparel	$457,875
		Transportation - 0.2%
	320,125	Envision Healthcare Corp., Initial Term Loan, 3.911% (LIBOR + 375 bps), 10/10/25	$214,484
		Total Transportation	$214,484
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $16,740,283)	$15,141,927
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
18,332^(l)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	–(m)	10/23/22	$–
18,332^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	–(m)	10/23/22	–
						$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $-)					$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
750,000	Put EUR Call USD	Bank of America NA EUR	6,041 EUR	1.13	12/18/20	$4,398
2,720,000	Put EUR Call USD	Bank of America NA USD	42,366 USD	1.11	3/8/21	15,164
358,000	Put EUR Call USD	Bank of America NA EUR	5,925 EUR	1.11	6/4/21	3,173
						$22,735
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $54,331)					$22,735
	TOTAL OPTIONS PURCHASED
	(Premiums paid $54,331)					$22,735
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 140.8%
	(Cost $172,968,322) (o)					$168,376,297
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(358,000)	Call EUR Put USD	Bank of America NA EUR	5,925 EUR	1.17	6/4/21	$(14,296)
(750,000)	Call EUR Put USD	Bank of America NA EUR	6,041 EUR	1.20	12/18/20	(13,171)
(2,720,000)	Call EUR Put USD	Bank of America NA EUR	42,366 EUR	1.20	3/8/21	(49,450)
						$(76,917)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(54,331))					$(76,917)
	OTHER ASSETS AND LIABILITIES - (40.8)%					$(48,728,094)
	NET ASSETS - 100.0%					$119,571,286

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $113,265,587, or 94.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2020.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is in default.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2019	6/4/19	350,000	372,734
Alamo Re II	5/29/20	250,000	251,325
Alturas Re 2019-2	12/19/18	3,037	27,430
Alturas Re 2019-3	6/26/19	250,000	277,250
Alturas Re 2020-2	12/23/19	500,000	527,200
Ballybunion Re	12/31/19	250,673	253,831
Bantry Re 2018	2/6/19	5,689	5,700
Bantry Re 2019	2/1/19	--	16,710
Bantry Re 2020	2/4/20	470,033	494,902
Berwick Re 2018-1	1/10/18	300,831	192,169
Berwick Re 2019-1	12/31/18	1,128,124	1,217,487
Blue Lotus Re 2018	12/20/17	--	24,880
Caelus Re V	4/27/17	400,000	40
Caelus Re V	5/4/18	250,000	230,525
Caelus Re V	4/27/17	375,000	33
Cal Phoenix Re	7/30/18	250,000	625
Carnoustie Re 2016	12/31/15	--	27,000
Carnoustie Re 2017	1/5/17	237,757	131,800
Carnoustie Re 2018	1/18/18	--	2,800
Carnoustie Re 2020	7/16/20	250,000	267,553
Castle Stuart Re 2018	12/20/17	164,419	101,779
Citrus Re	2/19/16	750,000	36,456
Cypress Re 2017	1/24/17	2,185	11,830
Dartmouth Re 2018	1/18/18	200,163	109,749
Dartmouth Re 2019	1/18/19	1,993	26,179
Dartmouth Re 2020	2/5/20	76,384	91,041
Denning Re 2019	8/8/19	245,156	256,803
Dingle Re 2019	3/4/19	227,973	255,131
EC0009 Re	1/22/18	66,880	37,500
Eden Re II	1/22/19	7,125	63,224
Eden Re II	12/23/19	700,000	742,280
Eden Re II	1/23/18	867	23,520
Eden Re II	12/15/17	747	8,138
Galilei Re	1/4/17	250,000	244,325
Galilei Re	1/4/17	250,000	241,725
Gleneagles Re 2016	1/14/16	--	74,880
Gleneagles Re 2017	1/13/17	223,250	156,396
Gleneagles Re 2018	1/11/18	20,068	29,575
Gleneagles Re 2019	12/31/18	--	4,955
Gleneagles Re 2020	6/24/20	243,580	252,371
Gloucester Re 2018	1/2/18	63,180	68,618
Gullane Re 2018	3/26/18	1,009,370	1,046,808
Harambee Re 2018	12/19/17	101,226	36,000
Harambee Re 2019	12/20/18	--	20,800
Harambee Re 2020	2/27/20	500,000	507,650
Hypatia	7/10/20	250,000	251,775
Kilimanjaro Re	6/12/20	244,072	248,250
Kizuna Re II	3/16/18	500,000	493,700
Leven Re 2020	1/29/20	240,775	248,265
Limestone Re 2018	6/20/18	1,000	34,176
Limestone Re 2019-2	6/20/18	27,000	47,088
Lion II Re	6/21/17	557,175	585,547
Lion Rock Re 2020	12/30/19	250,000	273,850
Liphook Re 2020	7/14/20	231,878	231,675
Lorenz Re 2018	6/26/18	205,024	32,775
Lorenz Re 2019	6/26/19	498,977	394,890
Lorenz Re 2020	7/28/20	63,338	63,338
Matterhorn Re	6/25/20	217,551	217,550
Matterhorn Re	12/20/19	250,000	245,375
Matterhorn Re	1/29/20	250,000	247,825
Merion Re 2018-2	12/28/17	500,000	544,700
Merion Re 2020-1	3/10/20	201,882	222,007
Mona Lisa Re	12/30/19	500,000	497,050
NCM Re 2018	12/27/17	37,305	13,950
NCM Re 2019	4/30/19	562	12,001
Oakmont Re 2019	5/21/19	145,419	173,078
Old Head Re 2020	1/8/20	189,789	227,114
Oyster Bay Re 2018	1/17/18	297,524	302,541
Pangaea Re 2015-1	12/30/14	--	3,925
Pangaea Re 2016-1	12/29/15	--	4,440
Pangaea Re 2017-1	1/5/17	351,278	200
Pangaea Re 2018-1	1/11/18	180,753	58,800
Pangaea Re 2018-3	5/31/18	240,861	20,743
Pangaea Re 2019-1	1/9/19	8,601	17,071
Pangaea Re 2019-3	7/25/19	735,313	739,703
Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2020-1	1/21/20	810,646	839,991
Port Royal Re 2019	5/20/19	230,164	248,665
Portrush Re 2017	6/12/17	575,239	478,575
Residential Reinsurance 2016	6/12/20	243,056	246,300
Residential Reinsurance 2018 Re	11/15/18	250,000	243,350
Residential Reinsurance 2019	11/5/19	250,000	244,925
Resilience Re	2/8/17	339	70
Scotscraig Re 2020	1/29/20	225,719	241,465
Sector Re V, Series 9, Class A	4/23/19	200,000	94,211
Sector Re V, Series 9, Class C	12/4/19	250,000	251,235
Seminole Re 2018	1/2/18	55,036	64,132
St. Andrews Re 2017-1	1/5/17	67,748	67,800
Sussex Re 2020-1	1/21/20	515,671	539,908
Thaxted Park Re 2020	5/27/20	242,254	243,487
Thopas Re 2018	12/12/17	83,785	--
Thopas Re 2019	2/13/19	62,657	55,991
Thopas Re 2020	12/30/19	300,000	318,300
Versutus Re 2018	12/20/17	16,981	--
Versutus Re 2019-A	1/28/19	--	21,490
Versutus Re 2019-B	12/24/18	--	2,860
Viribus Re 2018	12/22/17	68,224	20,250
Viribus Re 2019	3/25/19	--	8,344
Viribus Re 2020	3/12/20	240,783	257,855
Vitality Re XI	1/23/20	250,000	210,000
Walton Health Re 2019	7/18/19	194,770	250,607
Wentworth Re 2019-2	7/26/19	215,616	252,693
Wentworth Re 2020-1	1/28/20	205,609	233,702
Woburn Re 2018	3/20/18	194,562	52,273
Woburn Re 2019	1/30/19	216,692	233,936
Total Restricted Securities			20,945,544
% of Net assets			17.5%

(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(m)	Strike price is 1 Mexican Peso (MXN).
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(o)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	56.4%
	Bermuda	11.6
	Canada	7.9
	Luxembourg	4.2
	Cayman Islands	3.2
	Mexico	2.4
	Netherlands	2.1
	United Kingdom	1.5
	France	1.3
	Ireland	1.2
	Italy	1.1
	Other (individually less than 1%)	7.1
		100.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	389,313	USD	(440,921)	Bank of America NA	8/28/2020	$ 18,085
EUR	664,000	USD	(750,245)	Bank of New York Mellon Corp.	9/25/2020	33,109
IDR	4,193,240,000	USD	(290,820)	Citibank NA	8/27/2020	(4,272)
USD	1,459,652	EUR	(1,260,000)	State Street Bank & Trust Co.	9/25/2020	(26,833)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ 20,089

SWAP CONTRACTS

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
80,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (9,000)	$ (66,552)	$ (75,552)
45,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(5,512)	(36,985)	(42,497)
75,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(9,188)	(61,642)	(70,830)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(23,700)	$(165,179)	$(188,879)
TOTAL SWAP CONTRACTS						$(23,700)	$(165,179)	$(188,879)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Trust’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$7	$–	$9,836	$9,843
Specialty Retail	–	–	55,556	55,556
All Other Common Stock	201	–	–	201
Preferred Stocks
Diversified Financial Services	–	510,000	–	510,000
All Other Preferred Stocks	1,031,423	–	–	1,031,423
Asset Backed Securities	–	2,526,510	–	2,526,510
Collateralized Mortgage Obligations	–	587,713	–	587,713
Commercial Mortgage-Backed Securities	–	8,769,210	–	8,769,210
Convertible Corporate Bonds	–	2,893,747	–	2,893,747
Corporate Bonds	–	111,786,364	–	111,786,364
Foreign Government Bonds	–	4,095,524	–	4,095,524
Insurance-Linked Securities
Event Linked Bonds
Windstorm - U.S. Multistate	–	–	36,456	36,456
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	256,803	256,803
Multiperil - U.S.	–	–	757,627	757,627
Multiperil - U.S. & Canada	–	–	248,265	248,265
Multiperil - U.S. Regional	–	–	372,734	372,734
Multiperil - Worldwide	–	–	1,907,371	1,907,371
Windstorm - Florida	–	–	478,575	478,575
Windstorm - U.S. Regional	–	–	404,753	404,753
Industry Loss Warranties
Multiperil - U.S.	–	–	241,465	241,465
Windstorm - U.S.	–	–	243,487	243,487
Reinsurance Sidecars
Multiperil - U.S.	–	–	827,829	827,829
Multiperil - U.S. Regional	–	–	37,500	37,500
Multiperil - Worldwide	–	–	10,432,434	10,432,434
All Other Insurance-Linked Securities	–	4,700,245	–	4,700,245
Senior Secured Floating Rate Loan Interests	–	15,141,927	–	15,141,927
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	22,735	–	22,735
Total Investments in Securities	$1,031,631	$151,033,975	$16,310,691	$168,376,297
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(76,917)	$–	$(76,917)
Net unrealized appreciation on forward foreign currency exchange contracts	–	20,089	–	20,089
Swap contracts, at value	–	(188,879)	–	(188,879)
Total Other Financial Instruments	$–	$(245,707)	$–	$(245,707)
* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 4/30/20			Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out to Level 3 categories*	Balance as of 7/31/20
Common Stocks
Oil, Gas & Consumable Fuels	$	$ 22,354		$--	$(12,518)	$--	$--	$--	$--	$9,836
Specialty Retail		50,085		--	5,471	--	--	--	--	55,556
Insurance-Linked Securities
Event Linked Bonds
Windsorm - U.S. Multistate		--		--	(302)	--	--	--	36,758	36,456
Collateralized Reinsurance
Multiperil - Massachusetts		254,969		--	1,834	--	--	--	--	256,803
Multiperil - U.S.		507,624(a	)	--	6,816	--	(11,944)	--	--	502,496
Multiperil - U.S. & Canada		245,733		--	2,532	--	--	--	--	248,265
Multiperil - U.S. Regional		629,445		--	(19,826)	--	(236,885)	--	--	372,734
Multiperil - Worldwide		2,760,458		--	3,338	--	(604,459)	3,165	--	2,162,502
Windstorm - Florida		478,575		--	--	--	--	--	--	478,575
Windstorm - North Carolina		3,646			(3,646)	--	--			--
Windstorm - U.S. Regional		294,328		--	(19,059)	231,663	(102,394)	215	--	404,753
Industry Loss Warranties
Multiperil – U.S.		236,142		--	5,323	--	--	--	--	241,465
Windstorm – U.S.		--		--	1,233	241,255	--	999	--	243,487
Reinsurance Sidecars
Multiperil – U.S.		957,835		--	(60,690)	--	(69,316)	--	--	827,829
Multiperil – U.S. Regional		41,250		--	(3,750)	--	--	--	--	37,500
Multiperil – Worldwide		10,225,916		--	40,323	556,918	(390,723)	--	--	10,432,434
Total		$16,708,360		$--	$(52,921)	$1,029,836	$(1,415,721)	$4,379	$36,758	$16,310,691

*
Transfers are calculated on the beginning of period values. During the three months ended July 31, 2020, securities with an aggregate market value of $36,758 transferred from Level 2 to Level 3 due to the use of unobservable inputs. There were no transfers between Levels 1, 2 and 3.

(a)	Security valued at $255,131 was classified as Collateralized Reinsurance, Multiperil - Worldwide on the April 30, 2020 financial statements.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2020: $30,490.